Analysis of Common Share Balances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share capital, January 1	173.9	170.0	169.2
Shares issued under stock option plans	1.5	3.9	0.8
Share capital, December 31	175.4	173.9	170.0